Note 06 - Commission and Fee Income and Expense (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Commission and fee income and expense:
Commission and fee income	€ 12,283	€ 12,921	€ 14,102
Commission and fee expense	2,763	2,882	3,100
Net commissions and fee income	€ 9,520	€ 10,039	€ 11,002